Details of Significant Accounts - Share-based payment, schedule of expenses incurred on share-based payment transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Equity settled	$ 3,268	$ 2,175	$ 1,782